RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Accrued restructuring costs by type of cost and initiative

As of December 31, 2012, 2011 and 2010, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2010	$60	$2	$2	$11	$75
2010 charges for 2005 and prior initiatives	1	—	—	—	1
2010 charges for 2008 initiatives	1	—	—	—	1
2010 charges for 2009 initiatives	4	—	—	5	9
2010 charges for 2010 initiatives	22	—	—	1	23
Reversal of reserves no longer required	(6)	—	(1)	—	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	—	—	(2)
2010 payments for 2006 initiatives	(3)	—	—	—	(3)
2010 payments for 2008 initiatives	(7)	—	—	—	(7)
2010 payments for 2009 initiatives	(11)	—	—	(5)	(16)
2010 payments for 2010 initiatives	(1)	—	—	(2)	(3)
Net activity of discontinued operations	(26)	—	—	—	(26)
Foreign currency effect on liability balance	3	—	—	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	—	—	—	1
2011 charges for 2009 initiatives	1	—	—	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	—	1	1	89
Reversal of reserves no longer required	(5)	—	—	—	(5)
2011 payments for 2006 and prior initiatives	(1)	—	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	—	—	—	(2)
2011 payments for 2009 initiatives	(6)	—	—	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	—	(1)	(21)
2011 payments for 2011 initiatives	(13)	—	—	(1)	(14)
Net activity of discontinued operations	—	—	—	(2)	(2)
Foreign currency effect on liability balance	(10)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	73	—	11	8	92
2012 charges for 2007 and prior initiatives	2	—	—	—	2
2012 charges for 2009 initiatives	1	—	—	4	5
2012 charges for 2010 initiatives	2	—	—	—	2
2012 charges for 2011 initiatives	4	5	—	6	15
2012 charges for 2012 initiatives	64	—	—	5	69
Reversal of reserves no longer required	(15)	—	—	(1)	(16)
2012 payments for 2007 and prior initiatives	(2)	—	—	(1)	(3)
2012 payments for 2009 initiatives	(1)	—	—	(5)	(6)
2012 payments for 2010 initiatives	(3)	—	(1)	—	(4)
2012 payments for 2011 initiatives	(25)	(6)	(1)	(5)	(37)
2012 payments for 2012 initiatives	(12)	—	—	(6)	(18)
Foreign currency effect on liability balance	2	1	—	1	4

Accrued liabilities as of December 31, 2012	$90	$—	$9	$6	$105

(1)
The total workforce reduction reserves of $90 million relate to the termination of 831 positions, of which 786 positions had not been terminated as of December 31, 2012.
(2)
Accrued liabilities remaining at December 31, 2012 and 2011 by year of initiatives were as follows (dollars in millions):

	December 31,
	2012	2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	34	63
2012 initiatives	53	—

Total	$105	$92

Accrued restructuring costs by type of initiative
(2)
Accrued liabilities remaining at December 31, 2012 and 2011 by year of initiatives were as follows (dollars in millions):

	December 31,
	2012	2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	34	63
2012 initiatives	53	—

Total	$105	$92

Details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2010	$2	$—	$7	$17	$11	$34	$4	$75
2010 charges for 2005 initiatives	—	—	—	—	1	—	—	1
2010 charges for 2008 initiatives	—	—	—	1	—	—	—	1
2010 charges for 2009 initiatives	—	—	1	—	8	—	—	9
2010 charges for 2010 initiatives	—	2	—	15	—	—	6	23
Reversal of reserves no longer required	—	—	(3)	(1)	(2)	—	(1)	(7)
2010 payments for 2005 initiatives	(1)	—	—	—	(1)	—	—	(2)
2010 payments for 2006 initiatives	—	—	—	(3)	—	—	—	(3)
2010 payments for 2008 initiatives	(1)	—	—	(5)	(1)	—	—	(7)
2010 payments for 2009 initiatives	—	—	(3)	(2)	(8)	—	(3)	(16)
2010 payments for 2010 initiatives	—	(1)	—	—	—	—	(2)	(3)
Net activity of discontinued operations	—	—	—	—	—	(26)	—	(26)
Foreign currency effect on liability balance	—	—	—	3	—	—	1	4

Accrued liabilities as of December 31, 2010	—	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	—	—	—	1	—	—	—	1
2011 charges for 2009 Initiatives	—	—	—	—	7	—	—	7
2011 charges for 2010 Initiatives	—	—	—	13	—	—	2	15
2011 charges for 2011 Initiatives	—	—	21	65	3	—	—	89
Reversal of reserves no longer required	—	—	(1)	(4)	—	—	—	(5)
2011 payments for 2006 and prior initiatives	—	—	—	(2)	(1)	—	—	(3)
2011 payments for 2008 Initiatives	—	—	—	(1)	(1)	—	—	(2)
2011 payments for 2009 Initiatives	—	—	(1)	—	(11)	—	—	(12)
2011 payments for 2010 Initiatives	—	—	—	(15)	—	—	(6)	(21)
2011 payments for 2011 Initiatives	—	—	(7)	(5)	(2)	—	—	(14)
Net activity of discontinued operations	—	—	—	—	—	(2)	—	(2)
Foreign currency effect on liability balance	—	—	(2)	(8)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	—	1	12	69	3	6	1	92
2012 charges for 2007 and prior initiatives	—	—	—	2	—	—	—	2
2012 charges for 2009 Initiatives	—	—	1	—	4	—	—	5
2012 charges for 2010 Initiatives	—	1	—	—	—	—	1	2
2012 charges for 2011 Initiatives	—	—	3	12	—	—	—	15
2012 charges for 2012 Initiatives	38	—	30	—	—	—	1	69
Reversal of reserves no longer required	—	—	—	(16)	—	—	—	(16)
2012 payments for 2007 and prior initiatives	—	—	—	(3)	—	—	—	(3)
2012 payments for 2009 Initiatives	—	—	(1)	—	(5)	—	—	(6)
2012 payments for 2010 Initiatives	—	(2)	—	(1)	—	—	(1)	(4)
2012 payments for 2011 Initiatives	—	—	(14)	(23)	—	—	—	(37)
2012 payments for 2012 Initiatives	(12)	—	(6)	—	—	—	—	(18)
Foreign currency effect on liability balance	1	—	2	2	(1)	—	—	4

Accrued liabilities as of December 31, 2012	$27	$—	$27	$42	$1	$6	$2	$105

Current portion of restructuring reserves	$27	$—	$26	$31	$1	$6	$2	$93
Long-term portion of restructuring reserve	—	—	1	11	—	—	—	12
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$3	$—	$17	$80	$—	$—	$—	$100
Estimated additional charges beyond one year	—	—	2	—	—	—	—	2

Cash and non-cash restructuring charges by initiative

Details with respect to cash and noncash restructuring charges for the years ended December 31, 2012, 2011 and 2010 by initiative are provided below (dollars in millions):

Cash charges:
2012 charges for 2007 and prior initiatives	$2
2012 charges for 2009 initiatives	5
2012 charges for 2010 initiatives	2
2012 charges for 2011 initiatives	15
2012 charges for 2012 initiatives	69
Reversal of reserves no longer required	(16)
Non-cash charges	15

Total 2012 Restructuring, Impairment and Plant Closing Costs	$92

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29